SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 2,576,036	$ 2,576,036	$ 2,576,036
Accumulated amortization	(1,133,152)	(1,003,547)	(494,468)
Net balance	1,442,884	1,572,489	2,081,568
Lease liability, current portion	513,869	510,034	494,979
Lease liability, long-term	891,415	1,021,330	1,531,364
Total operating lease liabilities	1,405,284	1,531,364	2,026,343
Net balance	1,442,884	1,572,489	2,081,568
Total operating lease liabilities	$ 1,405,284	$ 1,531,364	$ 2,026,343